Appendix II: Board and Senior Management Compensation - Compensation Allocation of Board and Senior Management (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Short-term variable compensation		€ 3,447,734
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Short-term variable compensation		€ 2,390,400
Directors | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary	€ 1,923,100
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	3,111,960
Compensation for belonging to Committees of the Board	0
Other items	5,966
Total	5,041,026
Directors | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	200,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	80,000
Other items	0
Total	280,000
Directors | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	200,000
Attendance fees	9,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	91,200
Other items	0
Total	300,200
Directors | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	200,000
Attendance fees	25,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	115,467
Other items	0
Total	340,467
Directors | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary	1,600,000
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	2,157,600
Compensation for belonging to Committees of the Board	0
Other items	19,440
Total	3,777,040
Directors | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	10,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	12,133
Other items	0
Total	142,133
Directors | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	19,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	113,600
Other items	0
Total	252,600
Directors | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	4,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	3,733
Other items	0
Total	127,733
Directors | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	24,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	22,400
Other items	0
Total	166,400
Directors | Ms. María Luisa García Blanco
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	22,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	22,400
Other items	0
Total	164,400
Directors | Mr. Jordi Gual Solé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	20,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	22,400
Other items	0
Total	162,400
Directors | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	30,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	39,200
Other items	0
Total	189,200
Directors | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	35,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	44,800
Other items	0
Total	199,800
Directors | Ms. Verónica Pascual Boé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	9,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	11,200
Other items	0
Total	140,200
Directors | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	31,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	124,800
Other items	0
Total	275,800
Directors | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	120,000
Directors | Ms. Claudia Sender Ramírez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	10,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	11,200
Other items	0
Total	141,200
Other Companies | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	158,102
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	158,102
Other Companies | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	30,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	30,000
Other Companies | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Ms. María Luisa García Blanco
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Jordi Gual Solé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	73,989
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	73,989
Other Companies | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Ms. Verónica Pascual Boé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	285,553
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	285,553
Other Companies | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Ms. Claudia Sender Ramírez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	€ 0